BASIS OF PRESENTATION	9 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
BASIS OF PRESENTATION

NOTE 3. BASIS OF PRESENTATION

Statement of Compliance and Basis of Presentation

These condensed consolidated interim financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”), International Accounting Standards (“IAS”) 34 Interim Financial Reporting and interpretations of the International Financial Reporting Interpretations Committee. These condensed consolidated interim financial statements do not include all of the information required for full annual financial statements and should be read in conjunction with the audited consolidated financial statements of the Company for the year ended March 31, 2023.

These condensed consolidated interim financial statements have been prepared on an historical cost basis except for items disclosed herein at fair value (see Note 18, “Financial Instruments and Risk Management”). In addition, these condensed consolidated interim financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

The Company has only one reportable operating segment.

These condensed consolidated interim financial statements were approved and authorized for issuance by the Audit Committee (the “Audit Committee”) of the Board on February 28, 2024.

Consolidation

The condensed consolidated interim financial statements include the accounts of the Company and:

(a)	SalvaRx, a wholly-owned subsidiary, incorporated on May 6, 2015 in the British Virgin Islands;

(b)	iOx, a wholly-owned subsidiary incorporated in the U.K. on February 10, 2015. In September 2021, the Company, through SalvaRx, exchanged certain notes, accrued interest, warrants and receivables in exchange for shares of iOx representing 17.83% of the outstanding shares of iOx. As a result of this exchange, the Company, through SalvaRx, increased its ownership of iOx from 60.49% to 78.32%. On July 18, 2022, the Company purchased the remaining non-controlling interest of iOx. See Note 17, “Related Party Transactions – Share Exchange Agreement – iOx,” for a further discussion;

(c)	Saugatuck, a 70% owned subsidiary incorporated in the British Virgin Islands. “Saugatuck and subsidiary” refers to Saugatuck and Saugatuck Rx LLC;

(d)	PDS, a 100% owned subsidiary incorporated in Delaware, which provides human resources, and other services to each operating subsidiary via a shared services agreement;

(e)	SalvaRx LLC, a wholly-owned subsidiary through SalvaRx;

(f)	Saugatuck Rx LLC, a wholly-owned subsidiary of Saugatuck; and

(g)	Tarus Therapeutics, LLC (“Tarus”), a wholly-owned subsidiary of Portage.

All inter-company balances and transactions have been eliminated in consolidation.

Non-controlling interest in the equity of a subsidiary is accounted for and reported as a component of stockholders’ equity. As of December 31, 2023, non-controlling interest represents the 30% shareholder ownership interest in Saugatuck and subsidiary, which is consolidated by the Company. See Note 17, “Related Party Transactions – Share Exchange Agreement – iOx” for a discussion of the Company’s purchase of the balance of the non-controlling interest in iOx.

Functional and Presentation Currency

The Company’s functional and presentation currency is the U.S. Dollar.

Use of Estimates and Judgments

The preparation of the condensed consolidated interim financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Significant areas where estimates are made include valuation of financial instruments (including the Stimunity Convertible Note) (as defined below), deferred tax assets and liabilities, warrant liabilities, research and development costs, fair value used for acquisition of intangible assets, contingent consideration assumed and measurement of share-based compensation. Significant areas where critical judgments are applied include assessment of impairment of investments, in-process research and development, warrant liabilities and the determination of the accounting acquirer and acquiree in the business combination accounting.

Reclassifications

Certain prior year amounts have been reclassified for consistency with the current year presentation.  These reclassifications had no effect on the reported results of operations.